Related Parties Balances and Transactions (Schedule of Related Party Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Employees, consultants and related expenses	$ 874	$ 823
Accrued expenses	1,563	3,423
Related Party [Member]
Related Party Transaction [Line Items]
Employees, consultants and related expenses	531	490
Accrued expenses	75	74
Related Party Payables	$ 606	$ 564